Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related-Party Transactions

(19)	Related-Party Transactions

(a)	Loans to Affiliates
In 2015, the Company entered into an agreement to lend Allianz Technology of America (formerly known as Allianz Managed Operations and Services of America) $33,000. The interest rate was a fixed rate of 2.03%. Interest of $488 was earned during 2015 and is included in Interest and similar income, net in the Consolidated Statements of Operations. In March 2016, the $33,000 loan and accrued interest of $165 was assigned to AZOA through a dividend.
In 2016, the Company entered into an agreement to lend AZOA $39,120. The remaining loan balance was $39,120 as of December 31, 2017 and 2016 and is included in Loans to affiliates on the Consolidated Balance Sheets. Repayment of this loan will begin in 2021 and has a final maturity date of August 31, 2021. The interest rate is a fixed rate of 1.61%. Interest of $630 and $214 was earned during 2017 and 2016 and is included in Interest and similar income, net in the Consolidated Statement of Operations. The Company had accrued interest of $214 as of December 31, 2017 and 2016, respectively, and is recorded in Accrued investment income on the Consolidated Balance Sheets.

(b)	Investments in Limited Partnerships
In 2016, the Company made an investment in a limited partnership that is managed by its affiliate, Pacific Investment Management Company (PIMCO). Subsequently, in 2017, the Company made another investment in a different limited partnership also managed by PIMCO. The total committed capital for the limited partnership investments is $70,000 and $50,114, of which $57,000 and $44,000 was unfunded as of December 31, 2017 and 2016, respectively. During 2016, the Company received distributions in excess of cost of $413 which is included in Realized investment (losses) gains, net in the Consolidated Statements of Operations. As of December 31, 2017 and 2016, the fair value of the investments was $14,649 and $6,365 and is recorded in Other invested assets on the Consolidated Balance Sheets.
In 2017, the Company made an investment in a limited partnership that is managed by its affiliate, Allianz Global Investors. The Company committed capital of $35,000 of which $32,788 is unfunded as of December 31, 2017. As of December 31, 2017, no distributions have been received. The fair value of the investment was $2,084 as of December 31, 2017 and is recorded in Other invested assets on the Consolidated Balance Sheets.

(c)	Real Estate
The Company has agreements to sublease office space to related parties wholly-owned by the same parent company, AZOA. The Company earned rental income of $990, $909, and $1,065 in 2017, 2016, and 2015, respectively, which is included in Other revenue on the Consolidated Statements of Operations. Related to this agreement, the Company had a receivable balance of $282 and $152 at December 31, 2017 and 2016, respectively. In addition, the Company leases office space from Allianz Global Corporate and Specialty, an affiliate, pursuant to a sublease agreement. In connection with this agreement, the Company has incurred rent expense of $28, $27, and $27, in 2017, 2016, and 2015, respectively, which is included in General and administrative expenses within the Consolidated Statements of Operations.

(d)	Service Fees
The Company incurred fees for services provided by affiliated companies of $104,074, $100,689, and $63,530 in 2017, 2016, and 2015, respectively. The Company’s liability for these expenses was $30,462 and $40,267 at December 31, 2017 and 2016, respectively, and is included in Other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the outstanding amount is settled in cash.
The Company earned revenues for various services provided to affiliated companies of $27,183, $21,568, and $6,305, in 2017, 2016, and 2015, respectively. The receivable for these revenues was $8,153 and $8,260 at December 31, 2017 and 2016, respectively, and is included in Receivables on the Consolidated Balance Sheets. On a quarterly basis, the outstanding amount is settled in cash.
The Company has agreements with its affiliates PIMCO, Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, and (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $11,986, $12,771, and $14,102 during 2017, 2016, and 2015, respectively, which is included in Fee and commission revenue in the Consolidated Statements of Operations. At December 31, 2017 and 2016, $979 and $2,022, respectively, were included for these fees in Receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $0, $441, and $732 during 2017, 2016, and 2015, respectively, which are included in General and administrative expenses in the Consolidated Statements of Operations.

(e)	Dividends to Parent
The Company paid cash dividends to AZOA of $780,000 in 2017. In 2016, the Company paid dividends to AZOA of $894,165, which represented $861,000 cash and $33,165 related to the AMOSA loan and accrued interest. In 2015, the Company paid dividends to AZOA of $572,125.

(f)	Subsidiary Transactions
On July 1, 2015, The Annuity Store Financial and Insurance Services (TAS), a wholly-owned subsidiary of the Allianz Individual Insurance Group LLC (AIIG), which is a wholly-owned subsidiary of the Company, purchased a 100% interest in Life Sales, a FMO, from Fireman’s Fund Insurance Company (FFIC), a subsidiary of AZOA, for $2,617. TAS recorded the assets and liabilities of Life Sales at the historical cost recorded by FFIC. An excess of $2,125 was paid over the basis and charged to equity as a dividend paid to AZOA. The dividend paid as the result of the sale is included in the dividend paid to parent listed above.
On February 1, 2016, Allegiance Marketing Group, LLC, a wholly-owned subsidiary of AIIG, merged with and into GamePlan Financial Marketing (GamePlan), another wholly-owned subsidiary of AIIG. GamePlan was the surviving entity.
On February 2, 2016, GamePlan purchased a 100% interest in an independent FMO for a purchase price of $7,710. GamePlan recorded these assets and liabilities of the entity at fair value. As a result of the purchase, Goodwill in the amount of $4,929 and Intangible assets of $2,872 were recorded in Other assets on the Consolidated Balance Sheets. The intangible assets will be amortized over a period of seven years. During 2017 and 2016, the Company recorded amortization expense of $410 and $376 for the intangible assets acquired.
On November 1, 2016, Roster Financial LLC, a wholly-owned subsidiary of AIIG, merged with and into GamePlan. GamePlan was the surviving entity.
AZL PF Investments, Inc. (AZLPF), a wholly-owned subsidiary of the Company, issued redeemable preferred stock as a result of a prepaid forward agreement. AZLPF's Board of Directors approved the redemption of the preferred stock in November 2016. The preferred stock liability and related accrued interest of $32,195 was recorded at December 31, 2016 and was reported in Other liabilities on the Consolidated Balance Sheets. The preferred stock and related accrued interest was mandatorily redeemed on January 9, 2017 for $32,244.
On June 30, 2017, Allianz Life and Annuity Company (ALAC), a wholly-owned subsidiary of the Company, was sold to an unrelated third-party. The sale of the subsidiary generated a realized gain of $1,440 which was recorded in Realized investment gains (losses), net in the Consolidated Statements of Operations. ALAC entered into a modified coinsurance reinsurance agreement with the Company effective May 1, 2017. Under the reinsurance agreement, all liabilities and risk associated with ALAC's contractholders were assumed by the Company.
On November 1, 2017, 3 Mentors, Inc., a wholly-owned subsidiary of GamePlan, merged with and into GamePlan. GamePlan was the surviving entity.
On December 1, 2017, Personalized Brokerage Service, LLC, a wholly-owned subsidiary of AIIG, merged with and into American Financial Marketing, LLC (AFM), another wholly-owned subsidiary of AIIG. AFM was the surviving entity.

(g)	Reinsurance
The Company wholly-owns Allianz Annuity Company of Missouri (AAMO), a special purpose life reinsurance captive insurance company (SPLRC) domiciled in Missouri. Prior to December 2015, the Company ceded to AAMO, and AAMO provided indemnity reinsurance on a combined funds withheld coinsurance and modified coinsurance basis, a 20% quota share of the Company’s net liability of variable annuity policies written directly by the Company starting with 2010 policies for a particular product. The impact of this reinsurance agreement is eliminated through consolidation.
In December 2015, the Company recaptured all risks ceded to AAMO under the reinsurance agreement and terminated the reinsurance agreement. Following the recapture and termination, AAMO maintained its license to act as a Missouri SPLRC under Missouri SPLRC Law. Upon recapture, the liabilities were incorporated into the Company’s general account liabilities and the modified coinsurance and funds withheld trust agreements were terminated. As part of the recapture, bonds and IRS were sold by AAMO which generated realized gains of $3,806. After intercompany balances were settled, AAMO paid a dividend to the Company in the amount of $455,843. The Company received approval from the Department of Insurance, Financial Institutions, and Professional Registration of the State of Missouri for all transactions noted above.
The Company wholly-owns AZMO, a SPLRC domiciled in Missouri. The Company cedes to AZMO, and AZMO provides reinsurance on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and certain universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by AZMO. The impact of this reinsurance agreement is eliminated through consolidation.
In July 2017, the Company entered into a reinsurance agreement with an affiliate, a wholly-owned subsidiary of Allianz SE. The Company cedes on a combined funds withheld coinsurance and modified coinsurance basis, a 60% quota share of the Company's net liability of certain fixed-indexed annuity policies written directly by the Company. The Company ceded premiums of $429,756 during 2017. The Company recorded a reinsurance recoverable and modified coinsurance payable of $436,298 and $396,562 as of December 31, 2017, respectively. The reinsurance recoverable and modified coinsurance payable are included in Reinsurance and investment contract recoverables and Other liabilities on the Consolidated Balance Sheets, respectively.
Excluding the reinsurance agreement mentioned above, the Company has reinsurance and investment contract recoverables and payables due to or from reinsurance agreements with other affiliated entities. Total affiliated net reinsurance recoverable was $423 as of December 31, 2017 and is included in Reinsurance and investment contract recoverables on the Consolidated Balance Sheets. Total affiliated net reinsurance payable was $79 as of December 31, 2016, and is included in Other liabilities on the Consolidated Balance Sheets.

(h)	Line of Credit Agreement
The Company has a line of credit agreement with its subsidiary, AZNY, to provide liquidity, as needed. The Company’s lending capacity under the agreement is limited to 5% of the general account admitted assets of AZNY as of the preceding year end. No amounts have been borrowed during the years ended December 31, 2017 and 2016.